Discontinued Operations and Sale of Product Lines (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Sale of Product Lines [Abstract]
The operating results of discontinued operations

The operating results of these discontinued operations were as follows:

(In millions)	2011	2010	2009

Net sales	$760.4	$809.3	$845.3
Income before taxes	$64.9	$112.3	$135.7
Provision for income taxes	29.2	37.2	47.8
Income from discontinued operations, net of tax	$35.7	$75.1	$87.9

Carrying values of the major classes of assets and liabilities related to discontinued operations

The carrying values of the major classes of assets and liabilities related to these discontinued operations were as follows:

(In millions)	2011

Assets:
Trade accounts receivable, net	$117.7
Inventories, net	50.9
Other current assets	5.9
Total current assets	174.5
Property, plant and equipment, net	74.2
Goodwill	166.0
Other intangibles resulting from business acquisitions, net	32.9
Other assets	7.3
$454.9

Liabilities:
Short-term debt	$1.1
Accounts payable	34.7
Accrued payroll and employee benefits	10.9
Accrued trade rebates	64.5
Other current liabilities	29.7
Total current liabilities	140.9
Non-current liabilities	13.6
$154.5